Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.00001428571428	$ 0.00001428571428
Ordinary shares, authorized (in Shares)	3,500,000,000	3,500,000,000
Ordinary shares, issued (in Shares)	1,423,285,396	1,152,740,747
Ordinary shares, outstanding (in Shares)	1,423,285,396	1,152,740,747